OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2023
OTHER LONG-TERM LIABILITIES.
OTHER LONG-TERM LIABILITIES

16— OTHER LONG-TERM LIABILITIES

Other long-term liabilities consist of the following:

	December 31,
	2023	2022
Provision for retirement indemnities (Japan & France), less current portion	2,241	1,962
Provision for employee termination indemnities (Korea) less current portion	149	122
Provision for Asset Retirement Obligation (Japan) less current portion	91	101
Provision for warranty costs, less current portion	65	62
Provision for guarantee given to customer, less curent portion	66	—
Conditional government advances, less current portion	463	463
Accrued interest less current portion	—	—
Total	3,075	2,710

Provision for asset retirement obligation in Japan is related to subsidiary’s offices and warehouses.

Pension, post-retirement and post-employment benefits for most of the Company’s employees are sponsored by European governments. In addition to government-sponsored plans, subsidiaries in Japan and France have defined benefit retirement plans in place. The provision for retirement indemnities at December 31, 2023 represents an accrual for lump-sum retirement benefit payments to be paid at the time an employee retires if he or she is still present at the Company at the date of retirement. This provision has been calculated taking into account the estimated payment at retirement (discounted to the current date), turnover and salary increases.

The provision is management’s best estimate based on the following assumptions as of year-end:

	Retirement indemnities France
	2023	2022
Discount rate	3.19%	3.80%
Salary increase	3.00%	3.00%
Retirement age	65	65
Average retirement remaining service period	23	24

	Retirement indemnities Japan
	2023	2022
Discount rate	1.30%	1.30%
Salary increase	2.50%	2.50%
Retirement age	60	60
Average retirement remaining service period	14	14

The discount rate retained is determined by reference to the high quality rates for AA- rated corporate bonds for a duration equivalent to that of the obligations.

At December 31, 2023, the provision which represents the projected benefit obligation in accordance with ASC 718 consists of:

	France	Japan
Non-current liabilities	1,084	1,157
Current liabilities	—	70
Total projected benefit obligation	1,084	1,227

At December 31, 2022, the provision which represents the projected benefit obligation in accordance with ASC 718 consists of:

	France	Japan
Non-current liabilities	845	1,117
Current liabilities	89	102
Total projected benefit obligation	934	1,219

The Company does not have a funded benefit plan. A detailed reconciliation of pension cost components (in thousands of euros) during fiscal year for each of the three years ending December 31, 2023 is as follows:

France	2023	2022	2021
Change in benefit obligations:
Projected Benefit obligations at beginning of year	934	1,080	1,111
Service cost	67	84	90
Interest cost	34	11	6
Net loss or (gain)	—	—	—
Actuarial (gain) or loss	66	(241)	(72)
Amortization of net prior service cost	—	—	—
Benefits paid	(17)	—	(56)
Projected Benefit obligations at end of year (1)	1,084	934	1,080
Unrecognized actuarial (gain) loss (2)	(146)	(219)	22
Unrecognized prior service cost (2)	13	14	16
(1)	The accumulated benefit obligation was €805 thousand and €701 thousand at December 31, 2023 and 2022 respectively.
(2)	The amount in accumulated other comprehensive income (loss) to be recognized as components of net periodic benefit costs in 2023 is €133 thousand.

Japan	2023	2022	2021
Change in benefit obligations:
Projected Benefit obligations at beginning of year	1,219	1,302	1,310
Service cost	114	112	120
Interest cost	13	7	7
Amortization of net loss	—	—	—
Actuarial (gain) / loss	4	(30)	—
Benefits paid	(76)	(75)	(97)
Plan Amendments	74	—	—
Exchange rate impact	(122)	(95)	(39)
Projected Benefit obligations at end of year (1)	1,227	1,219	1,302
Unrecognized actuarial (gain) loss (2)	81	86	126
Unrecognized prior service cost (2)	74	—	—
(1)	The accumulated benefit obligation was €1,030 thousand and €1,027 thousand at December 31, 2023 and 2022, respectively.
(2)	The amount in accumulated other comprehensive income (loss) to be recognized as components of net periodic benefit costs in 2023 is €156 thousand.

The benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five fiscal years thereafter, are detailed in the table below:

	France	Japan
2024	—	70
2025	—	152
2026	129	143
2027	85	67
2028	85	46
2029-2033	408	843
	707	1,322